Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents
Cash and due from banks	$ 15,310	$ 15,777
Interest-earning deposits in other banks	28,613	26,822
Total cash and cash equivalents	43,923	42,599
Securities
Available-for-sale, at fair value	100,108	101,722
Held-to-maturity; fair value of $38,950 in 2014 and $42,643 in 2013	38,316	44,350
Restricted stock, at cost	4,614	5,463
Total securities	143,038	151,535
Loans held for sale	75
Loans	410,903	379,125
Less allowance for loan losses	4,381	5,085
Net loans	406,522	374,040
Premises and equipment, net	8,286	8,690
Core deposit intangible	629	759
Goodwill	4,728	4,728
Bank-owned life insurance	9,815	9,551
Accrued interest receivable and other assets	3,965	4,563
TOTAL ASSETS	620,981	596,465
Deposits
Noninterest-bearing	139,251	120,325
Interest-bearing	360,824	360,608
Total deposits	500,075	480,933
Short-term borrowings	46,627	48,671
Other borrowings	14,953	12,459
Accrued interest payable and other liabilities	1,876	1,991
Total liabilities	563,531	544,054
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,739,405 shares in 2014 and 2,736,634 in 2013	18,629	18,629
Additional paid-in capital	9,884	9,964
Retained earnings	34,090	30,232
Treasury stock at cost - 241,197 shares in 2014 and 243,968 in 2013	(4,871)	(4,958)
Accumulated other comprehensive loss	(282)	(1,456)
Total shareholders' equity	57,450	52,411
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 620,981	$ 596,465